Borrowings - Schedule of Maturities on Long-Term Borrowings (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Maturities on Long-Term Borrowings [Abstract]
2026	$ 13
2027	14
2028	29
2029	65,031
2030 and later	1,150,971
Total	$ 1,216,058